Long-Term Debt (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Quarters Y	Nov. 30, 2007	Dec. 31, 2012 Blanket Floating Lien [Member]	Dec. 31, 2012 Pledge Of Investment Securities [Member]	Dec. 31, 2012 Junior Subordinated Deferrable Interest Debentures [Member]	Dec. 31, 2012 Statutory Trust I, 3 Month LIBOR Plus 3.25% [Member]	Dec. 31, 2011 Statutory Trust I, 3 Month LIBOR Plus 3.25% [Member]	Dec. 31, 2012 Statutory Trust II, 3 Month LIBOR Plus 3.15% [Member]	Dec. 31, 2011 Statutory Trust II, 3 Month LIBOR Plus 3.15% [Member]	Dec. 31, 2012 Statutory Trust III, 3 Month LIBOR Plus 2.00% [Member]	Dec. 31, 2011 Statutory Trust III, 3 Month LIBOR Plus 2.00% [Member]	Dec. 31, 2012 Statutory Trust V, 3 Month LIBOR Plus 1.435% [Member]	Dec. 31, 2011 Statutory Trust V, 3 Month LIBOR Plus 1.435% [Member]	Dec. 31, 2012 Statutory Trust IV, 3 Month LIBOR Plus 1.60% [Member]	Dec. 31, 2011 Statutory Trust IV, 3 Month LIBOR Plus 1.60% [Member]	Dec. 31, 2012 American Horizons Statutory Trust I, 3 Month LIBOR Plus 3.15% [Member]	Dec. 31, 2011 American Horizons Statutory Trust I, 3 Month LIBOR Plus 3.15% [Member]	Dec. 31, 2012 Statutory Trust VIII, 3 Month LIBOR Plus 3.50% [Member]	Dec. 31, 2011 Statutory Trust VIII, 3 Month LIBOR Plus 3.50% [Member]	Dec. 31, 2012 OMNI Trust I, 3 Month LIBOR Plus 3.30% [Member]	Dec. 31, 2011 OMNI Trust I, 3 Month LIBOR Plus 3.30% [Member]	Dec. 31, 2012 OMNI Trust II, 3 Month LIBOR Plus 2.79% [Member]	Dec. 31, 2011 OMNI Trust II, 3 Month LIBOR Plus 2.79% [Member]
Debt Instrument [Line Items]
FHLB advance repayments amortization period, in years, minimum	2 years
FHLB advance repayments amortization period, in years, maximum	30 years
Additional advances available from FHLB			$ 1,350,424,000	$ 79,539,000
Weighted average advance rate on FHLB advances	4.31%
Line of credit facility, maximum borrowing capacity	130,000,000
Junior subordinated debt		$ 25,775,000			$ 111,862,000	$ 10,310,000	$ 10,310,000	$ 10,310,000	$ 10,310,000	$ 10,310,000	$ 10,310,000	$ 10,310,000	$ 10,310,000	$ 15,464,000	$ 15,464,000	$ 6,186,000	$ 6,186,000	$ 7,217,000	$ 7,217,000	$ 8,248,000	$ 8,248,000	$ 7,732,000	$ 7,732,000
Securities maturity term, years	30 years
Securities earliest call date, years	5
Securities earliest call date, quarterly	20